Earnings/(loss) per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income	$ 17,827	$ 12,746	$ 49,844
Dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income attributable to common stockholders	$ 12,058	$ 6,977	$ 44,075
Weighted average number of common shares, basic	110,459,096	115,956,249	100,166,629
Earnings per share, basic	$ 0.11	$ 0.06	$ 0.44
Gain on warrants	$ (490)	$ (719)	$ (1,583)
Adjustments for fair value gain on warrants	0	(719)	(1,583)
Adjusted net income attributable to common stockholders	$ 12,058	$ 6,258	$ 42,492
Incremental shares	38,544	2,698,994	1,710,513
Weighted average number of common shares, diluted	110,497,640	118,655,243	101,877,142
Earnings per share, diluted	$ 0.11	$ 0.05	$ 0.42